Summary of Significant Accounting Policies: Non-controlling Interest (Policies)	12 Months Ended
Dec. 31, 2011
Non-controlling Interest:
Non-controlling Interest

(e)            Non-controlling interest

Non-controlling interests in the net assets and net results of consolidated subsidiaries are shown under the “Non-controlling interests” and “Net income attributable to non-controlling interests” lines in the accompanying consolidated balance sheets and statements of income and comprehensive income (loss), respectively. Losses attributable to the Group and the non-controlling interests in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable the Group and the non-controlling interests, are to be attributed to those interests. That is, the non-controlling interests continue to be attributed to its share of losses even if that attribution results in a deficit non-controlling interest balance.

Prior to the Group’ s adoption of ASC 810 on January 1, 2009, the Group recognized 100% of losses for majority-owned subsidiaries that incur losses, after first reducing the related non-controlling interests’ balances to zero, unless minority shareholders were committed to fund the losses. When a majority-owned subsidiary becomes profitable, the Group recognizes 100% of profits until such time as the excess losses previously recorded have been recovered. Thereafter, the Group recognizes profits in accordance with the underlying ownership percentage.